Shareholders' Equity	3 Months Ended
Mar. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

13. Stockholders’ Equity

On September 19, 2012, the Company adopted a stock buy-back program for the repurchase of up to 100,000 shares of the Company's common stock. During 2012 and 2013 the Company has purchased 96,269 common shares from this repurchase program, at an aggregate cost of approximately $128,000. On September 30, 2013, the Buy-back Program expired by its own terms.